SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2014
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  In 2009, the Company implemented the restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company.

  A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of shareholders' equity and is amortized as compensation expense over the applicable vesting period.

  During the first quarter of 2014, the Company funded the RSU plan by transferring $7.5 million (first quarter of 2013 — $19.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations but are included in the basic EPS calculations once they have vested. All of the non-vested common shares held by the Trust are included in the diluted EPS calculations, unless the impact is anti-dilutive.

  The following table sets out the maximum number of common shares that would be outstanding if all instruments outstanding at March 31, 2014 were exercised:

Common shares outstanding at March 31, 2014	174,051,941
Employee stock options	12,535,910
RSU plan	397,996

186,985,847

  The following table sets out the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Three Months Ended March 31,
	2014	2013
Net income for the period	$108,852	$23,859

Weighted average number of common shares outstanding — basic (in thousands)	173,972	172,280
Add: Dilutive impact of shares related to RSU plan	313	343

Weighted average number of common shares outstanding — diluted (in thousands)	174,285	172,623

Net income per share — basic	$0.63	$0.14

Net income per share — diluted	$0.62	$0.14

  Diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact would be anti-dilutive.

  For the three months ended March 31, 2014, all employee stock options were excluded from the calculation of diluted net income per share as their effect would have been anti-dilutive.

  For the three months ended March 31, 2013, all employee stock options and warrants were excluded from the calculation of diluted net income per share as their effect would have been anti-dilutive. The warrants expired unexercised on December 3, 2013.

  Accumulated other comprehensive income (loss)

  The following table sets out the changes in accumulated other comprehensive income (loss) by component for the three months ended March 31, 2014:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2013	$(16,206)	$3,965	$(148)	$(2,752)	$(15,141)

Unrealized other comprehensive gain (loss)	—	21,018	(586)	—	20,432
Income tax expense impact	—	—	154	—	154
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income	—	(273)	545	165	437
Income tax recovery impact	—	—	(144)	(43)	(187)

Other comprehensive income (loss) for the period	—	20,745	(31)	122	20,836

Accumulated other comprehensive (loss) income, March 31, 2014	$(16,206)	$24,710	$(179)	$(2,630)	$5,695